GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Disclosure of composition of intangible assets and accumulated amortization

	Capitalized Development costs **	Distribution rights and Brand*	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	49,806	5,292	8,884	4,456	10,196	806	79,440
Additions	16,773	-	-	-	-	-	16,773
Acquired through business combinations	-	3,031	7,092	20,148	2,814	-	33,085
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(26)	-	(60)	(30)	(144)	-	(260)
Balance as of December 31, 2023	66,415	8,323	15,916	24,574	12,866	806	128,900

Accumulated amortization:
Balance as of January 1, 2023	18,206	2,261	1,693	2,055	-	109	24,324
Amortization	5,386	315	1,574	984	-	62	8,321
Disposals	(138)	-	-	-	-	-	(138)

Translation differences	(3)	-	(7)	(8)	-	-	(18)
Balance as of December 31, 2023	23,451	2,576	3,260	3,031	-	171	32,489

Net book value:
As of December 31, 2023	42,964	5,747	12,656	21,543	12,866	635	96,411

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2022 are as follows:

	Capitalized Development costs **	Distribution rights *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	34,209	5,292	4,188	2,921	8,271	806	55,687
Additions	14,615	-	-	-	-	-	14,615
Acquired through business combinations	1,261	-	5,046	1,711	2,724	-	10,742
Translation differences	(279)	-	(350)	(176)	(799)	-	(1,604)
Balance as of December 31, 2022	49,806	5,292	8,884	4,456	10,196	806	79,440

Accumulated amortization:
Balance as of January 1, 2022	13,454	1,996	843	1,546	-	47	17,886
Amortization	3,642	265	902	564	-	62	5,435
Acquisitions during the year	1,116	-					1,116
Translation differences	(6)	-	(52)	(55)	-	-	(113)
Balance as of December 31, 2022	18,206	2,261	1,693	2,055	-	109	24,324

Net book value:
As of December 31, 2022	31,600	3,031	7,191	2,401	10,196	697	55,116

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2021 are as follows:

	Capitalized Development costs **	Distribution rights *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2021	27,477	5,292	1,636	2,111	3,478	806	40,800
Additions	6,708	-	-	-	-	-	6,708
Acquired through business combinations	-	-	2,478	769	4,615	-	7,862
Disposals	(30)	-	-	-	-	-	(30)
Translation differences	54	-	74	41	178	-	347
Balance as of December 31, 2021	34,209	5,292	4,188	2,921	8,271	806	55,687

Accumulated amortization:
Balance as of January 1, 2021	10,244	1,730	423	1,015	-	-	13,412
Amortization	3,240	266	407	523	-	47	4,483
Disposals	(30)	-	-	-	-	-	(30)
Translation differences	-	-	13	8	-	-	21
Balance as of December 31, 2021	13,454	1,996	843	1,546	-	47	17,886

Net book value:
As of December 31, 2021	20,755	3,296	3,345	1,375	8,271	759	37,801

*	Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.
**	Amortization of technology, patents and development costs are included in “depreciation and amortization in respect of technology, patents and capitalized development costs”.

RPI
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
RPI

Growth rate	3%
Discount rate	16.1%

On Track Innovations Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
OTI

Growth rate	3%
Discount rate	18.9%

Retail
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Retail

Growth rate	3%
Discount rate	22.1%

Weezmo
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Weezmo

Growth rate	3%
Discount rate	21%

Vendsys
Disclosure of detailed information about intangible assets [line items]
Disclosure of assumption of schedule of cash generating units
Vendsys

Growth rate	4%
Discount rate	12%